Annual Operating Expenses {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Combo PRO-15 - Fidelity® Emerging Markets Index Fund - Fidelity Emerging Markets Index Fund
	Dec. 30, 2020
Operating Expenses:
Management fee	0.075%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.075%	[1]

[1]	(a)Adjusted to reflect current fees.